Exceptional items - Schedule of exceptional cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	$ 4,105	$ 3,636	[1]	$ 5,213	[1]
Thalidomide
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(17)	(16)		(22)
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(2)	(16)		(18)
Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(26)	(14)		0
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(55)	0		0
Donations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	0		(50)
Total cash payments
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(188)	(46)		(90)
Ongoing Litigation In North America
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	$ (88)	$ 0		$ 0

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.